Subsequent Events (Details) $ / shares in Units, $ in Thousands	6 Months Ended				8 Months Ended
	Jul. 09, 2019 USD ($)	Jul. 01, 2019 USD ($)	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($)	Sep. 10, 2019	Sep. 05, 2019 USD ($)	Aug. 18, 2019 $ / shares	Jul. 05, 2019 USD ($)	Jun. 12, 2019 $ / shares	Dec. 31, 2018 $ / shares
Amount drawn down			$ 25,012	$ 50,333
Common stock par value | $ / shares			$ 0.01							$ 0.01
Credit Facility as part of the acquisition of Huahine vessel | Subsequent Event
Amount repaid		$ 14,000
Credit Facility as part of the acquisition of Botafogo vessel | Subsequent Event
Amount repaid		$ 8,214
Secured Credit Facility at July 5, 2019 | Subsequent Event
Line Of Credit Facility Maximum Borrowing Capacity								$ 62,875
Number of loan tranches								2
Amount drawn down	$ 36,000
Export Credit Agency | Subsequent Event
Line Of Credit Facility Maximum Borrowing Capacity						$ 30,000
Botafogo and Huahine vessels | Secured Credit Facility at July 5, 2019 | Subsequent Event
Line Of Credit Facility Maximum Borrowing Capacity								$ 36,000
Judd and Raraka | Secured Credit Facility at July 5, 2019 | Subsequent Event
Line Of Credit Facility Maximum Borrowing Capacity								$ 26,875
2013 built Newcastlemax drybulk carrier, the Bacon | Subsequent Event
Time Charter Agreement Duration					30 days
SPII Holdings Inc. | Proposed Transaction
Ownership interest									83.35%
Common stock par value | $ / shares									$ 0.01
Acquisition of Outstanding Shares, Price Per Share | $ / shares | $ / shares									$ 4
SPII Holdings Inc. | Merger Agreement | Subsequent Event
Acquisition of Outstanding Shares, Price Per Share | $ / shares | $ / shares							$ 5.25